Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2016				2017
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with finite life:
- Software licenses	$31,069	$(19,763)	$(7,522)	$3,785	$25,219	$(18,155)	$(6,081)	$983
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$33,439	$(20,226)	$(9,429)	$3,785	$27,589	$(18,618)	$(7,988)	$983

Future Amortization Expenses for Net Carrying Amount of Intangible Assets	The future amortization expenses for the net carrying amount of intangible assets with finite lives as of December 31, 2017 were as follows:

Year 2018	$709
Year 2019	218
Year 2020	56

$983